UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 46.4%
	Adjustable Rate Mortgage Trust
$930,200	2.582%, 04/25/35 (A)	$907,867
	Alternative Loan Trust
10,243,995	6.000%, 12/25/34	10,287,491
1,281,391	5.750%, 04/25/33	1,294,181
1,821,660	5.750%, 10/25/33	1,915,073
711,674	5.750%, 01/25/35	724,235
865,877	5.500%, 02/25/25	882,197
2,443,708	5.500%, 07/25/33	2,459,319
1,286,425	5.500%, 04/25/34	1,327,386
	American Home Mortgage Investment Trust
3,556	2.069%, 10/25/34 (A)	3,256
1,333,606	1.857%, 09/25/45 (A)	1,284,745
	Banc of America Alternative Loan Trust
1,188,341	6.000%, 10/25/34	1,227,983
2,005,820	5.500%, 10/25/33	2,050,452
7,008,549	5.500%, 12/25/33	7,185,886
4,065,308	5.250%, 07/25/35	3,657,985
	Banc of America Funding Trust
2,791,307	5.750%, 11/25/35	2,861,935
843,614	5.500%, 11/25/34	836,499
103,114	5.500%, 08/25/35	105,448
460,902	2.762%, 11/20/34 (A)	437,347
751,935	2.669%, 12/20/34 (A)	629,532
381,585	2.297%, 12/20/36 (A)	378,348
1,277,639	0.620%, 07/25/37 (A) (B)	906,822
	Banc of America Mortgage Trust
1,358,561	2.663%, 02/25/35 (A)	1,314,545
231,038	2.663%, 02/25/34 (A)	229,573
	Bear Stearns Adjustable Rate Mortgage Trust
144,904	2.690%, 01/25/35 (A)	143,398
245,124	2.660%, 04/25/34 (A)	242,951
58,588	2.618%, 01/25/35 (A)	57,387
5,711,110	2.551%, 02/25/36 (A)	4,460,262
236,322	2.446%, 07/25/34 (A)	230,787
	CAM Mortgage Trust
4,035,000	4.450%, 05/15/48 (A) (B)	4,047,739
	Chase Mortgage Finance Trust
2,419,788	2.523%, 02/25/37 (A)	2,382,633
	CHL Mortgage Pass-Through Trust
2,186,391	5.500%, 10/25/35	2,047,291
1,472,465	2.582%, 08/25/34 (A)	1,370,579
	Citicorp Mortgage Securities
620,945	6.000%, 08/25/36	630,666
	Citigroup Mortgage Loan Trust
968,968	2.706%, 09/25/34 (A) (B)	872,356
3,846,063	2.570%, 11/25/35 (A) (B)	3,396,162
1,401,743	2.546%, 05/25/35 (A)	1,348,230
1,395,535	2.510%, 10/25/35 (A)	1,381,315
572,027	2.230%, 09/25/35 (A)	570,266

1

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 46.4% (continued)
	CitiMortgage Alternative Loan Trust
$4,058,968	6.000%, 07/25/36	$3,646,272
4,720,385	6.000%, 09/25/36	4,133,203
5,491,420	6.000%, 06/25/37	4,538,928
	Countrywide Alternative Loan Trust
2,620,872	6.250%, 07/25/36	1,769,188
3,842,883	5.750%, 04/25/37	3,465,162
815,632	5.500%, 08/25/34	862,597
791,273	5.500%, 04/25/36	747,020
2,547,231	0.378%, 05/25/35 (A)	2,156,993
	Countrywide Home Loan Mortgage Pass-Through Trust
2,692,454	6.000%, 05/25/36	2,554,827
468,331	3.246%, 01/20/35 (A)	456,627
2,511,061	2.596%, 11/20/35 (A)	2,374,258
301,092	2.400%, 09/20/34 (A)	286,696
3,244,254	0.438%, 04/25/35 (A)	2,799,629
	Credit Suisse First Boston Mortgage Securities
4,488,678	5.500%, 11/25/35	3,916,699
242,348	5.250%, 05/25/28	244,318
	Credit Suisse Mortgage Capital Certificates
2,909,964	6.500%, 10/25/21	2,522,081
	Credit Suisse Mortgage Trust
3,300,000	5.427%, 06/27/34 (A) (B)	3,007,488
	Deutsche Alt-A Securities Mortgage Loan Trust
1,466,168	5.500%, 11/25/35 (A)	1,386,934
5,047,534	5.500%, 12/25/35	4,284,675
1,861,629	5.250%, 06/25/35	1,884,088
	FDIC Trust
968,225	4.500%, 10/25/18 (B)	975,626
	GMAC Mortgage Loan Trust
295,511	5.000%, 11/25/33	296,919
1,658,591	2.967%, 07/19/35 (A)	1,586,127
1,113,338	2.735%, 06/19/35 (A)	1,109,721
	GSR Mortgage Loan Trust
2,470,479	6.000%, 09/25/36	2,001,095
1,038,630	2.758%, 12/25/34 (A)	995,265
819,408	2.733%, 12/25/34 (A)	813,654
1,629,659	2.688%, 09/25/35 (A)	1,638,619
341,402	2.468%, 07/25/35 (A)	321,594
	HarborView Mortgage Loan Trust
422,345	2.574%, 05/19/34 (A)	420,897
	Indymac Index Mortgage Loan Trust
3,141,758	0.808%, 07/25/45 (A)	2,759,554
	JPMorgan Alternative Loan Trust
2,376,616	4.712%, 03/25/36 (A)	1,904,430
6,033,961	2.463%, 03/25/36 (A)	5,216,051

2

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 46.4% (continued)
	JPMorgan Mortgage Trust
$2,179,380	6.000%, 01/25/36	$1,994,769
2,071,041	5.750%, 03/25/37	1,788,387
2,435,413	3.545%, 03/25/43 (A) (B)	2,349,377
1,678,716	2.653%, 08/25/35 (A)	1,669,944
5,231,499	2.575%, 01/25/37 (A)	4,745,649
2,087,757	2.404%, 02/25/36 (A)	1,853,287
	JPMorgan Resecuritization Trust
3,017,007	2.608%, 06/27/34 (A) (B)	2,747,471
	Lehman Mortgage Trust
1,780,321	5.500%, 02/25/36	1,744,679
1,114,588	0.668%, 01/25/36 (A)	788,370
	MASTR Adjustable Rate Mortgages Trust
3,102,520	2.674%, 03/25/35 (A)	2,744,964
2,949,472	2.584%, 04/25/36 (A)	2,830,735
	MASTR Alternative Loan Trust
2,307,662	6.000%, 06/25/34	2,400,582
4,592,611	6.000%, 09/25/34	4,702,599
1,744,121	5.500%, 06/25/34	1,822,148
1,499,697	5.250%, 11/25/33	1,554,277
	Merrill Lynch Alternative Note Asset Trust
9,107,669	6.000%, 03/25/37	7,306,627
	Morgan Stanley Mortgage Loan Trust
1,378,406	6.000%, 06/25/36	1,230,259
2,281,526	6.000%, 08/25/36	1,995,669
553,186	5.500%, 11/25/35	562,205
	New York Mortgage Trust
2,341,803	2.630%, 05/25/36 (A)	2,113,742
	RALI Trust
2,096	6.000%, 06/25/36	1,726
651,669	5.500%, 09/25/33	664,272
670,647	5.500%, 06/25/34	693,569
	Residential Asset Securitization Trust
3,463,217	6.000%, 06/25/37	3,152,940
2,522,779	6.000%, 01/25/46	2,027,525
6,305,105	5.375%, 07/25/35	5,510,750
	RFMSI Trust
1,429,072	5.750%, 01/25/36	1,457,581
	Starwood Retail Property Trust
3,785,000	3.602%, 11/15/27	3,559,463
	Structured Adjustable Rate Mortgage Loan Trust
479,665	2.630%, 09/25/34 (A)	474,998
1,094,691	2.420%, 11/25/34 (A)	1,083,996
2,724,005	0.478%, 07/25/35 (A)	2,016,240
	Structured Asset Securities Mortgage Pass-Through Certificates
2,536,351	5.750%, 11/25/34	2,645,665
70,048	5.000%, 12/25/34	71,011
	Structured Asset Securities Trust
1,038,571	5.500%, 02/25/35	1,060,269

3

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 46.4% (continued)
	Washington Mutual Mortgage Pass-Through Certificates
$2,625,725	6.000%, 03/25/36	$2,438,632
719,622	5.500%, 07/25/34	748,277
81,488	2.394%, 01/25/35 (A)	81,824
2,625,190	2.171%, 09/25/46 (A)	2,394,662
2,537,663	1.921%, 01/25/47 (A)	2,282,853
1,696,360	1.074%, 08/25/46 (A)	1,161,576
587,105	0.874%, 04/25/47 (A)	519,415
	Wells Fargo Mortgage Backed Securities Trust
4,354,678	6.000%, 01/25/36	4,307,282
908,995	5.500%, 11/25/35	927,267
2,029,369	5.500%, 01/25/36	2,064,983
288,436	2.638%, 02/25/34 (A)	289,066
39,077	2.615%, 12/25/33 (A)	39,133
9,991	2.612%, 10/25/33 (A)	10,025
590,382	2.599%, 04/25/35 (A)	596,834

	Total Residential Mortgage-Backed Obligations
	(Cost $216,944,775)	224,394,936

Asset-Backed Securities — 30.9%
	American Homes 4 Rent
1,200,000	6.231%, 10/17/36 (B)	1,241,982
4,500,000	3.500%, 06/17/31 (A) (B)	4,358,741
300,000	2.750%, 06/17/31 (A) (B)	284,548
	Ascentium Equipment Receivables
1,300,000	3.100%, 06/10/21 (B)	1,313,780
	Axis Equipment Finance Receivables LLC
999,888	6.410%, 10/22/18 (B)	1,015,916
	Bayview Opportunity Master Fund Trust
4,018,344	3.228%, 07/28/34 (B)	4,029,258
	Carnow Auto Receivables Trust
4,700,000	5.530%, 01/15/20 (B)	4,749,557
	CarNow Auto Receivables Trust
1,717,000	4.330%, 11/15/17 (B)	1,731,577
	Castlelake Aircraft Securitization Trust
3,426,816	5.250%, 02/15/29	3,418,249
	CFC LLC
2,000,000	5.930%, 08/15/19 (B)	2,065,660
1,600,000	5.360%, 11/15/21 (B)	1,618,027
3,180,000	4.680%, 11/15/19 (B)	3,264,089
	Colony American Homes
2,000,000	3.505%, 07/17/31 (A) (B)	1,923,886
	Countrywide Asset-Backed Certificates
2,250,000	5.103%, 05/25/35	2,204,021
	CPS Auto Receivables Trust
1,000,000	6.760%, 03/15/21 (B)	1,031,578
1,100,000	6.380%, 05/17/21 (B)	1,122,230
2,000,000	6.210%, 02/15/22 (B)	2,023,928
1,000,000	5.910%, 11/15/21 (B)	1,002,492
800,000	5.850%, 08/16/21 (B)	801,646
1,200,000	4.620%, 05/15/20 (B)	1,190,635

4

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 30.9% (continued)
	DB Master Finance
$4,000,000	3.980%, 02/20/45 (B)	$4,000,289
	DT Auto Owner Trust
4,180,000	4.470%, 11/15/21 (B)	4,234,357
3,400,000	4.180%, 06/15/20 (B)	3,458,844
4,100,000	3.980%, 01/15/21 (B)	4,160,692
1,850,000	3.740%, 05/15/20 (B)	1,872,261
2,600,000	3.680%, 04/15/21 (B)	2,578,807
	FAN Engine Securitization
5,004,534	4.625%, 10/15/43 (B)	4,951,486
	First Franklin Mortgage Loan Trust
684,025	0.318%, 07/25/36 (A)	642,394
	First Investors Auto Owner Trust
2,000,000	6.860%, 03/15/19 (B)	2,069,338
945,000	3.470%, 02/15/21 (B)	946,099
	Flagship Credit Auto Trust
3,000,000	6.260%, 02/16/21 (B)	3,166,128
3,000,000	6.180%, 02/15/22 (B)	3,028,404
1,250,000	5.710%, 08/16/21 (B)	1,248,854
2,300,000	5.380%, 07/15/20 (B)	2,353,576
2,200,000	4.420%, 12/16/19 (B)	2,263,274
2,425,000	3.590%, 03/15/19 (B)	2,457,592
	GCA Holdings
790,000	7.500%, 01/05/30	790,000
2,175,000	6.000%, 01/05/30	2,175,000
3,160,000	0.632%, 01/05/30 (C)	2,873,518
	Global Container Assets
1,072,000	4.500%, 02/05/30 (B)	1,066,640
	Hana Small Business Lending Loan Trust
3,651,320	3.068%, 01/25/40 (A) (B)	3,621,014
	Invitation Homes Trust
1,875,000	2.918%, 09/17/31 (A) (B)	1,867,853
3,000,000	2.900%, 12/17/30 (A) (B)	2,898,354
	Key Resorts
2,923,138	5.870%, 03/17/31 (B)	2,947,701
	Kondaur Mortgage Asset Trust
2,193,270	5.000%, 08/25/52 (A) (B)	2,210,127
	LEAF Receivables Funding 9 LLC
2,325,000	6.000%, 09/15/21 (B)	2,377,015
	OnDeck Asset Securitization Trust
4,500,000	3.150%, 05/17/18 (B)	4,500,369
	OneMain Financial Issuance Trust
3,400,000	6.630%, 03/18/26 (B)	3,399,592
5,470,000	5.310%, 09/18/24 (B)	5,483,456
	RBSSP Resecuritization Trust
718,352	2.920%, 11/28/17 (B)	705,781
	Rise
942,708	6.500%, 02/15/39 (A)	949,778
	Sierra Timeshare Receivables Funding
496,352	9.310%, 07/20/28 (B)	530,493

5

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 30.9% (continued)
	SNAAC Auto Receivables Trust
$1,200,000	4.580%, 04/15/21 (B)	$1,211,290
	SpringCastle America Funding
3,530,000	4.610%, 10/25/27 (B)	3,623,605
	Springleaf Funding Trust
1,750,000	4.450%, 12/15/22 (B)	1,754,102
4,275,000	3.920%, 01/16/23 (B)	4,311,252
	Structured Asset Securities Mortgage Loan Trust
1,179,791	0.458%, 06/25/35 (A)	1,073,582
	Tidewater Auto Receivables Trust
3,200,000	3.570%, 05/15/21 (B)	3,171,581
	Trade MAPS 1
4,000,000	5.166%, 12/10/18 (A) (B)	3,930,000
	Vericrest Opportunity Loan Transferee
3,554,000	4.750%, 10/25/57	3,515,521
1,382,000	4.500%, 02/25/55 (B)	1,355,964
	Westgate Resorts
315,848	11.000%, 09/20/25 (B)	315,987
583,371	9.000%, 01/20/25 (B)	593,681
1,105,030	6.250%, 10/20/26 (B)	1,107,792
879,712	5.500%, 12/20/26 (B)	876,615

	Total Asset-Backed Securities
	(Cost $147,247,399)	149,061,858

Commercial Mortgage-Backed Obligations — 20.4%
	A10 Securitization
290,000	6.230%, 11/15/27 (B)	307,319
965,000	5.120%, 11/15/27 (B)	1,002,200
	Bear Stearns Commercial Mortgage Securities Trust
2,485,000	6.867%, 05/11/39 (A) (B)	2,543,450
	CGBAM Commercial Mortgage Trust
6,000,000	3.167%, 02/15/31 (A) (B)	5,944,782
	Commercial Mortgage Trust
1,400,000	5.646%, 12/10/44 (A)	1,604,154
5,000,000	5.646%, 12/10/44 (A) (B)	5,473,435
3,850,000	5.543%, 12/11/49 (A) (B)	4,032,305
1,000,000	4.857%, 08/15/45 (A) (B)	1,041,610
2,540,000	3.917%, 05/13/31 (A) (B)	2,545,006
3,500,000	3.267%, 06/15/34 (A) (B)	3,502,611
	Credit Suisse Mortgage Capital Certificates
3,930,000	5.869%, 09/15/40 (A)	4,077,819
	DBUBS Mortgage Trust
1,350,000	5.557%, 01/10/21 (A) (B)	1,503,178
	Del Coronado Trust
3,000,000	5.167%, 03/15/18 (A) (B)	3,001,200
	Extended Stay America Trust
6,928,000	5.053%, 12/05/31 (A) (B)	7,244,312
	GP Portfolio Trust
2,500,000	4.017%, 02/15/27 (A) (B)	2,488,711
	GS Mortgage Securities Trust
20,405,000	5.796%, 08/10/45 (A)	21,053,859

6

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Commercial Mortgage-Backed Obligations — 20.4% (continued)
	Hilton USA Trust
$3,995,000	5.222%, 11/05/30 (A) (B)	$4,102,501
375,000	4.407%, 11/05/30 (B)	383,803
	JPMorgan Chase Commercial Mortgage Securities Trust
902,513	6.167%, 04/15/18 (A) (B)	902,964
1,175,000	5.464%, 01/15/49 (A)	1,221,691
3,000,000	5.323%, 08/15/46 (A) (B)	3,280,110
2,000,000	5.021%, 01/12/37 (A)	2,030,840
3,000,000	3.520%, 04/15/28 (A) (B)	2,999,922
	Morgan Stanley Capital I Trust
2,500,000	3.705%, 02/05/35 (A) (B)	2,142,708
	Motel 6 Trust
4,500,000	4.274%, 10/05/25 (B)	4,444,785
1,800,000	3.781%, 10/05/25 (B)	1,793,336
	RBS Commercial Funding Trust
2,000,000	3.584%, 03/11/31 (A) (B)	1,844,606
	SCG Trust
3,300,000	3.417%, 11/15/26 (A) (B)	3,311,692
	WF-RBS Commercial Mortgage Trust
1,072,724	5.550%, 03/15/44 (A) (B)	1,178,941
1,718,235	5.466%, 02/15/44 (A) (B)	1,887,947

	Total Commercial Mortgage-Backed Obligations
	(Cost $94,755,131)	98,891,797

Municipal Bond — 0.2%
	Michigan State, Tobacco Settlement Financing Authority, RB
945,000	7.309%, 06/01/34	837,299

	Total Municipal Bond
	(Cost $788,278)	837,299

Short-Term Investment — 2.0%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.000% (D)
9,543,216	(Cost $9,543,216)	9,543,216

	Total Investments — 99.9%
	(Cost $469,278,799)	482,729,106
	Other Assets and Liabilities, net — -0.1%	609,382

	Net Assets — 100.0%	$483,338,488

(A)	Variable rate security - Rate disclosed is the rate in effect on January 31, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	The rate shown is the 7-day effective yield as of January 31, 2015.

LLC	Limited Liability Company
RB	Revenue Bond

7

Portfolio of Investments — as of January 31, 2015 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $469,278,799 and the unrealized appreciation and depreciation were $15,008,354 and ($1,558,047), respectively.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$224,394,936	$—	$224,394,936
Asset-Backed Securities	—	149,061,858	—	149,061,858
Commercial Mortgage-Backed Obligations	—	96,346,791	—	96,346,791
Sovereign Debt	—	2,545,006	—	2,545,006
Municipal Bond	—	837,299	—	837,299
Short-Term Investment	9,543,216	—	—	9,543,216

Total Investments in Securities	$9,543,216	$473,185,890	$—	$482,729,106

For the period ended January 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015